Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share Premium	Treasury Shares	Warrants	Presentation currency translation reserve	Capital reserve from transactions with controlling shareholders	Capital reserve for share- based payments	Accumulated loss	Total
Beginning Balance at Dec. 31, 2016	[1]	$ 1,960	$ 31,546	$ (1,509)	$ 1,208	$ (422)	$ 63	$ 5,076	$ (18,619)	$ 19,303
Total comprehensive loss for the period
Net loss	[1]								(9,226)	(9,226)
Currency translation	[1]					1,781				1,781
Total comprehensive loss for the period	[1]					1,781			(9,226)	(7,445)
Transactions with owners, recognized directly in equity
Issuance of ordinary shares, net	[1]	325	12,068							12,393
Exercise of options	[1]	13	509		(4)			(316)		202
Share-based payments	[1]	3	111					1,006		1,120
Ending Balance at Jun. 30, 2017	[1]	2,301	44,234	(1,509)	1,204	1,359	63	5,766	(27,845)	25,573
Statement Line Items [Line Items]
Balance as of December 31,2017		1,927	48,839	(1,517)	58		538	6,857	(38,536)	18,166
Beginning Balance at Dec. 31, 2017		2,307	45,722	(1,509)	33	1,431	63	6,241	(36,122)	18,166	[1]
Total comprehensive loss for the period
Net loss									(7,893)	(7,893)
Currency translation		380	(3,117)	8	(25)	1,431	(475)	(616)	2,414
Total comprehensive loss for the period									(7,893)	(7,893)
Transactions with owners, recognized directly in equity
Issuance of ordinary shares, net		981	11,490							12,471
Exercise of options		3	874					(877)
Expiration of options			527		(20)			(507)
Share-based payments								295		295
Ending Balance at Jun. 30, 2018		$ 3,291	$ 58,613	$ (1,509)	$ 13	$ 1,431	$ 63	$ 5,152	$ (44,015)	$ 23,039

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 3.a.